Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Low Volatility Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MLV-NPRT3-0926
1.9892173.107
Common Stocks - 97.2%
	Shares	Value ($)
BRAZIL - 1.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telefonica Brasil SA	2,679,660	17,248,910
Industrials - 0.4%
Ground Transportation - 0.4%
Rumo SA	4,295,700	12,236,747
Information Technology - 0.4%
Software - 0.4%
TOTVS SA	1,818,100	11,139,971
TOTAL BRAZIL		40,625,628
CHILE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco de Chile	28,144,267	5,863,754
CHINA - 22.1%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
China Tower Corp Ltd H Shares (c)(d)	16,849,700	21,549,843
Consumer Discretionary - 1.2%
Automobiles - 0.1%
SAIC Motor Corp Ltd A Shares (China)	2,427,100	4,068,838
Household Durables - 1.1%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,618,100	10,137,206
Haier Smart Home Co Ltd H Shares	716,400	2,065,264
Midea Group Co Ltd H Shares (e)	1,598,100	20,247,574
		32,450,044
TOTAL CONSUMER DISCRETIONARY		36,518,882
Consumer Staples - 0.4%
Food Products - 0.2%
Want Want China Holdings Ltd	16,622,000	7,163,924
Personal Care Products - 0.2%
Hengan International Group Co Ltd	2,347,500	7,411,520
TOTAL CONSUMER STAPLES		14,575,444
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
China Petroleum & Chemical Corp A Shares (China)	1,482,300	1,157,241
China Petroleum & Chemical Corp H Shares	62,728,000	35,433,673
China Shenhua Energy Co Ltd H Shares	7,282,500	40,357,219
TOTAL ENERGY		76,948,133
Financials - 12.1%
Banks - 10.9%
Agricultural Bank of China Ltd A Shares (China)	1,081,600	1,105,343
Agricultural Bank of China Ltd H Shares	54,400,000	43,770,274
Bank of China Ltd A Shares (China)	17,205,100	15,441,510
Bank of China Ltd H Shares	69,573,000	48,881,367
Bank of Communications Co Ltd A Shares (China)	15,128,300	16,080,195
Bank of Communications Co Ltd H Shares	44,745,000	43,133,761
China CITIC Bank Corp Ltd H Shares	32,780,000	32,310,186
China Construction Bank Corp H Shares	40,079,000	47,029,737
China Minsheng Banking Corp Ltd H Shares	26,140,000	12,099,383
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	2,395,300	2,396,994
Industrial & Commercial Bank of China Ltd A Shares (China)	29,199,000	34,548,890
Industrial & Commercial Bank of China Ltd H Shares	50,062,000	47,940,123
		344,737,763
Insurance - 1.2%
PICC Property & Casualty Co Ltd H Shares	17,366,000	36,315,720
TOTAL FINANCIALS		381,053,483
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	366,504	1,209,388
Industrials - 0.9%
Construction & Engineering - 0.2%
China Railway Group Ltd H Shares (e)	15,194,000	6,994,076
Ground Transportation - 0.1%
Daqin Railway Co Ltd A Shares (China)	5,820,575	4,284,570
Transportation Infrastructure - 0.6%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	14,133,400	10,737,878
Jiangsu Expressway Co Ltd A Shares (China)	460,500	830,578
Shanghai International Port Group Co Ltd A Shares (China)	5,033,500	3,943,029
		15,511,485
TOTAL INDUSTRIALS		26,790,131
Information Technology - 2.6%
Communications Equipment - 0.2%
Hengtong Optic-electric Co Ltd A Shares (China)	712,600	4,994,923
Electronic Equipment, Instruments & Components - 0.5%
BOE Technology Group Co Ltd A Shares (China)	10,500,700	8,543,957
China Railway Signal & Communication Corp Ltd A Shares (China)	2,253,340	1,703,865
China Railway Signal & Communication Corp Ltd H Shares (c)(d)(e)	6,104,000	2,622,983
TCL Technology Group Corp A Shares (China)	5,871,700	4,109,192
		16,979,997
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	269,499	13,704,383
Hygon Information Technology Co Ltd A Shares (China)	360,274	14,774,421
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	2,189,300	4,209,517
NAURA Technology Group Co Ltd A Shares (China)	209,415	21,263,277
Shanghai Fudan Microelectronics Group Co Ltd A Shares (China)	169,535	1,221,469
Tongwei Co Ltd A Shares (China) (b)	1,351,052	2,336,604
		57,509,671
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd	462,000	1,412,884
TOTAL INFORMATION TECHNOLOGY		80,897,475
Utilities - 1.8%
Independent Power and Renewable Electricity Producers - 1.8%
CGN Power Co Ltd A Shares (China)	5,582,200	3,413,364
CGN Power Co Ltd H Shares (c)(d)	38,346,000	14,130,871
China Three Gorges Renewables Group Co Ltd A Shares (China)	8,257,900	4,770,587
China Yangtze Power Co Ltd A Shares (China)	7,067,972	30,452,637
SDIC Power Holdings Co Ltd A Shares (China)	2,312,300	5,224,345
TOTAL UTILITIES		57,991,804
TOTAL CHINA		697,534,583
INDIA - 15.7%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Bharti Airtel Ltd	1,776,822	36,717,566
Consumer Discretionary - 3.7%
Automobiles - 2.4%
Maruti Suzuki India Ltd	243,626	36,340,213
TVS Motor Co Ltd	857,696	38,760,172
		75,100,385
Textiles, Apparel & Luxury Goods - 1.3%
Titan Co Ltd	806,428	41,183,076
TOTAL CONSUMER DISCRETIONARY		116,283,461
Consumer Staples - 1.8%
Food Products - 1.3%
Nestle India Ltd	2,576,176	40,751,783
Personal Care Products - 0.5%
Hindustan Unilever Ltd	705,539	15,534,932
TOTAL CONSUMER STAPLES		56,286,715
Health Care - 1.8%
Pharmaceuticals - 1.8%
Cipla Ltd/India	1,738,984	26,845,287
Dr Reddy's Laboratories Ltd	850,522	10,206,999
Sun Pharmaceutical Industries Ltd	961,265	20,047,938
TOTAL HEALTH CARE		57,100,224
Information Technology - 6.4%
IT Services - 6.4%
HCL Technologies Ltd	3,555,981	50,296,640
Infosys Ltd	3,608,507	42,876,878
Persistent Systems Ltd	71,642	4,170,742
Tata Consultancy Services Ltd	1,723,654	42,774,308
Tech Mahindra Ltd	2,299,391	39,935,570
Wipro Ltd	11,021,287	21,263,706
TOTAL INFORMATION TECHNOLOGY		201,317,844
Utilities - 0.8%
Electric Utilities - 0.8%
Power Grid Corp of India Ltd	9,079,740	27,035,490
TOTAL INDIA		494,741,300
INDONESIA - 1.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telkom Indonesia Persero Tbk PT	101,478,600	14,814,942
Consumer Staples - 0.2%
Food Products - 0.2%
Indofood Sukses Makmur Tbk PT	15,851,500	6,136,871
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	56,336,500	19,744,536
TOTAL INDONESIA		40,696,349
KOREA (SOUTH) - 11.5%
Consumer Discretionary - 1.8%
Automobile Components - 1.4%
Hyundai Mobis Co Ltd	141,192	45,115,991
Household Durables - 0.4%
Coway Co Ltd	189,523	11,863,362
TOTAL CONSUMER DISCRETIONARY		56,979,353
Consumer Staples - 1.4%
Tobacco - 1.4%
KT&G Corp	353,557	43,469,669
Financials - 2.1%
Banks - 0.4%
Industrial Bank of Korea	949,970	13,456,729
Insurance - 1.7%
DB Insurance Co Ltd	115,494	12,357,165
Samsung Fire & Marine Insurance Co Ltd	95,635	40,895,782
		53,252,947
TOTAL FINANCIALS		66,709,676
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	3,967	4,032,567
Industrials - 0.4%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd (e)	130,487	11,478,833
Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 3.4%
LG Display Co Ltd (b)(e)	1,137,355	7,069,950
LG Innotek Co Ltd	50,419	17,205,764
Samsung Electro-Mechanics Co Ltd	71,480	53,967,687
Samsung SDI Co Ltd (b)	95,891	25,834,848
		104,078,249
IT Services - 0.6%
Samsung SDS Co Ltd	142,488	19,845,896
Semiconductors & Semiconductor Equipment - 0.1%
LEENO Industrial Inc	108,258	4,701,202
Technology Hardware, Storage & Peripherals - 1.6%
Samsung Electronics Co Ltd	302,201	51,970,192
TOTAL INFORMATION TECHNOLOGY		180,595,539
TOTAL KOREA (SOUTH)		363,265,637
KUWAIT - 1.8%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Mobile Telecommunications Co KSCP	8,905,642	17,183,802
Financials - 1.3%
Banks - 1.3%
Boubyan Bank KSCP	2,286,146	4,758,493
National Bank of Kuwait SAKP	12,671,682	35,139,959
TOTAL FINANCIALS		39,898,452
TOTAL KUWAIT		57,082,254
MALAYSIA - 3.5%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
CELCOMDIGI BHD	12,284,700	8,963,263
Consumer Staples - 0.1%
Food Products - 0.1%
PPB Group Bhd	2,437,200	5,599,301
Financials - 0.6%
Banks - 0.6%
Malayan Banking Bhd	5,945,216	15,849,893
Public Bank Bhd	1,830,000	2,313,524
TOTAL FINANCIALS		18,163,417
Health Care - 0.7%
Health Care Providers & Services - 0.7%
IHH Healthcare Bhd	11,166,900	22,831,504
Industrials - 0.3%
Marine Transportation - 0.3%
MISC Bhd	4,835,500	9,369,368
Utilities - 1.5%
Electric Utilities - 1.2%
Tenaga Nasional Bhd	10,313,200	36,843,578
Gas Utilities - 0.3%
Petronas Gas Bhd	2,143,200	9,198,998
TOTAL UTILITIES		46,042,576
TOTAL MALAYSIA		110,969,429
MEXICO - 0.4%
Consumer Staples - 0.4%
Household Products - 0.4%
Kimberly-Clark de Mexico SAB de CV Series A	4,958,800	11,509,787
PHILIPPINES - 0.4%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
PLDT Inc	312,055	6,203,990
Utilities - 0.2%
Electric Utilities - 0.2%
Manila Electric Co	657,750	5,110,515
TOTAL PHILIPPINES		11,314,505
POLAND - 0.3%
Information Technology - 0.3%
Software - 0.3%
Asseco Poland SA	185,814	9,935,713
QATAR - 1.4%
Financials - 1.2%
Banks - 1.2%
Al Rayan Bank	4,770,775	2,607,482
Qatar Islamic Bank QPSC	1,323,902	7,875,781
Qatar National Bank QPSC	5,913,365	26,911,414
TOTAL FINANCIALS		37,394,677
Utilities - 0.2%
Multi-Utilities - 0.2%
Nebras Energy	1,456,777	5,913,530
TOTAL QATAR		43,308,207
RUSSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC (b)(f)	1,400	0
PhosAgro PJSC GDR cancellation restricted shares (b)(c)(f)	3,774	0

TOTAL RUSSIA		0
SAUDI ARABIA - 6.9%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.2%
Saudi Telecom Co	3,127,696	35,928,320
Wireless Telecommunication Services - 0.2%
Etihad Etisalat Co	471,149	7,797,074
TOTAL COMMUNICATION SERVICES		43,725,394
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Jarir Marketing Co	2,123,047	9,395,564
Consumer Staples - 0.5%
Food Products - 0.5%
Almarai Co JSC	1,195,152	14,766,357
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Saudi Arabian Oil Co (c)(d)	6,068,800	42,791,060
Financials - 0.9%
Banks - 0.9%
Alinma Bank	4,433,658	27,578,285
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Mouwasat Medical Services Co	250,576	4,150,133
Information Technology - 0.7%
IT Services - 0.7%
Arabian Internet & Communications Services Co	86,657	4,958,751
Elm Co	95,323	17,209,158
TOTAL INFORMATION TECHNOLOGY		22,167,909
Materials - 1.2%
Chemicals - 1.2%
SABIC Agri-Nutrients Co	578,681	18,937,530
Saudi Basic Industries Corp	1,450,492	19,157,078
Yanbu National Petrochemical Co	147,330	1,204,375
TOTAL MATERIALS		39,298,983
Utilities - 0.4%
Electric Utilities - 0.4%
Saudi Energy Co	2,858,453	12,901,286
TOTAL SAUDI ARABIA		216,774,971
TAIWAN - 25.1%
Communication Services - 2.7%
Diversified Telecommunication Services - 1.4%
Chunghwa Telecom Co Ltd	9,996,000	42,997,272
Wireless Telecommunication Services - 1.3%
Far EasTone Telecommunications Co Ltd	6,382,000	20,727,350
Taiwan Mobile Co Ltd	6,319,000	21,956,279
		42,683,629
TOTAL COMMUNICATION SERVICES		85,680,901
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.4%
President Chain Store Corp	2,027,000	14,043,139
Food Products - 1.1%
Uni-President Enterprises Corp	14,126,000	32,136,940
TOTAL CONSUMER STAPLES		46,180,079
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Formosa Petrochemical Corp	6,191,000	13,376,493
Financials - 5.7%
Banks - 5.7%
Chang Hwa Commercial Bank Ltd	31,862,888	24,782,877
Mega Financial Holding Co Ltd	28,985,797	47,534,821
Shanghai Commercial & Savings Bank Ltd/The	13,933,030	19,548,397
SinoPac Financial Holdings Co Ltd	42,298,835	52,777,051
Taiwan Cooperative Financial Holding Co Ltd	41,898,192	35,718,651
TOTAL FINANCIALS		180,361,797
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	6,200,000	5,197,823
Information Technology - 13.9%
Communications Equipment - 1.3%
Accton Technology Corp	624,000	40,464,587
Electronic Equipment, Instruments & Components - 3.5%
E Ink Holdings Inc	3,365,000	19,479,970
Hon Hai Precision Industry Co Ltd	210,000	1,604,516
Lotes Co Ltd	329,000	18,550,884
Synnex Technology International Corp	4,879,000	13,999,659
Wpg Holding Co Ltd (b)	6,063,000	20,796,597
WT Microelectronics Co Ltd	2,329,000	14,063,100
Zhen Ding Technology Holding Ltd	1,758,000	22,067,796
		110,562,522
Semiconductors & Semiconductor Equipment - 2.3%
Novatek Microelectronics Corp	2,197,000	34,738,817
Realtek Semiconductor Corp	1,861,000	38,609,114
		73,347,931
Technology Hardware, Storage & Peripherals - 6.8%
Advantech Co Ltd	1,812,000	30,879,384
Asustek Computer Inc	2,450,000	60,818,893
Catcher Technology Co Ltd	2,138,000	12,016,558
Compal Electronics Inc	14,958,000	16,457,439
Inventec Corp	11,399,000	21,412,910
Lite-On Technology Corp	7,778,000	49,314,295
Pegatron Corp	7,458,000	19,307,112
		210,206,591
TOTAL INFORMATION TECHNOLOGY		434,581,631
Materials - 0.7%
Chemicals - 0.4%
Formosa Plastics Corp	7,969,000	13,405,886
Construction Materials - 0.3%
Asia Cement Corp	9,220,000	9,399,972
TOTAL MATERIALS		22,805,858
TOTAL TAIWAN		788,184,582
THAILAND - 1.6%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Advanced Info Service PCL	3,253,100	36,932,229
Advanced Info Service PCL depository receipt	439,900	4,994,156
TOTAL COMMUNICATION SERVICES		41,926,385
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Bangkok Dusit Medical Services PCL	15,053,800	8,641,264
Bangkok Dusit Medical Services PCL depository receipt	2,160,400	1,240,124
TOTAL HEALTH CARE		9,881,388
TOTAL THAILAND		51,807,773
UNITED ARAB EMIRATES - 3.7%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Emirates Telecommunications Group Co PJSC	4,912,990	27,233,455
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Americana Restaurants International PLC - Foreign Co	10,341,161	6,109,534
Specialty Retail - 0.4%
Abu Dhabi National Oil Co for Distribution PJSC	10,381,107	11,305,317
TOTAL CONSUMER DISCRETIONARY		17,414,851
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	178,647	160,504
Financials - 0.7%
Banks - 0.7%
Dubai Islamic Bank PJSC	10,457,983	20,699,574
Industrials - 0.7%
Passenger Airlines - 0.4%
Air Arabia PJSC	8,256,623	11,014,825
Transportation Infrastructure - 0.3%
Salik Co PJSC	6,770,099	9,805,861
TOTAL INDUSTRIALS		20,820,686
Materials - 0.1%
Chemicals - 0.1%
Borouge PLC	10,853,754	7,092,025
Utilities - 0.8%
Multi-Utilities - 0.8%
Dubai Electricity & Water Authority PJSC	32,496,341	24,241,757
TOTAL UNITED ARAB EMIRATES		117,662,852
TOTAL COMMON STOCKS (Cost $2,357,590,269)		3,061,277,324

Non-Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
KOREA (SOUTH) - 1.8%
Financials - 0.1%
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	9,550	2,505,451
Industrials - 0.0%
Industrial Conglomerates - 0.0%
LG Corp	9,286	414,042
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.0%
Samsung SDI Co Ltd (b)	5,449	643,797
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co Ltd non-voting shares	420,779	52,244,511
TOTAL INFORMATION TECHNOLOGY		52,888,308
TOTAL KOREA (SOUTH)		55,807,801
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $41,852,886)		55,807,801

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (i) (Cost $1,278,459)	3.64	1,280,000	1,278,718

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	17,403,184	17,406,665
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	9,922,879	9,923,871
TOTAL MONEY MARKET FUNDS (Cost $27,330,257)			27,330,536

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,428,051,871)	3,145,694,379
NET OTHER ASSETS (LIABILITIES) - 0.1% (g)	4,633,869
NET ASSETS - 100.0%	3,150,328,248

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	401	9/2026	32,928,115	(813,437)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $85,127,324 or 2.7% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,127,324 or 2.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Includes $747,994 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,278,718.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $17,431,812.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	73,661,297	365,657,326	421,911,140	669,636	(1,097)	279	17,406,665	17,403,184
Fidelity Securities Lending Cash Central Fund	-	62,162,924	52,239,053	10,890	-	-	9,923,871	9,922,879
	73,661,297	427,820,250	474,150,193	680,526	(1,097)	279	27,330,536

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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